Warrants - Additional Information (Detail) (USD $)	12 Months Ended		28 Months Ended	1 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Feb. 27, 2013 Series B Convertible Preferred Stock	Jul. 31, 2013 Series B Convertible Preferred Stock	Dec. 31, 2012 Series B Convertible Preferred Stock	Jun. 30, 2012 Series B Convertible Preferred Stock	Nov. 06, 2013 Licensing Agreements, Nerviano Medical agreement Sciences S.r.l. (NMS) Common Stock	Dec. 31, 2013 Licensing Agreements, Nerviano Medical agreement Sciences S.r.l. (NMS) Common Stock
Class of Warrant or Right [Line Items]
Warrant to purchase stock, shares				16,667	16,667	8,334	8,334	16,667
Warrant exercise price per share				3.00		3.00		6.00
Warrant exercise period								Nov. 06, 2018
Warrant expense	$ 47,600		$ 47,600						$ 47,600
Exercise price									$ 6.00
Risk-free interest rate	2.12%	1.18%							1.68%
Expected volatility	59.20%	176.40%							54.80%
Useful life	6 years 26 days	6 years 6 months							4 years 10 months 6 days
Percentage of loan agreement up to a number of stock on which warrant to purchase common stock issued				5.00%
Warrant expiry date				Feb. 27, 2020
Estimated fair value of outstanding warrant liability	129,400	24,500	129,400
Change in the estimated fair value of the derivative liability	$ (76,600)	$ 0	$ (76,600)